OPERATIONS IN TURKMENISTAN (Tables)	12 Months Ended
Dec. 31, 2011
OPERATIONS IN TURKMENISTAN
Impairment charges related to suspension of operations in Turkmenistan

Impairment of long-lived assets	$119,580
Provision for doubtful accounts	11,462
General and administrative expenses	4,280
Other operating expenses	2,500

$137,822